SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Income (loss) before income tax	$ (10,751,313)	$ 394,839	$ 500,386
Tax expenses at the BVI statutory income tax rate
Tax effect of rate differences in various jurisdictions	$ (591,258)	$ 65,149	$ 82,564
Tax effect of non-deductible expenses	117,306	124,189
Tax effect of non-taxable income	(107)	(1,979)	(3,677)
Tax effect of temporary difference	6,003	8,760	(10,224)
Change in valuation allowance	447,465
Additional tax reduction related to two tiered profits tax regime		(21,923)	(22,692)
Income tax expense (credit)	$ (20,591)	$ 174,196	$ 45,971
Effective tax rate (%)	0.19%	44.12%	9.19%